Acquisitions (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 01, 2015	Jun. 30, 2016	Dec. 31, 2016	Sep. 13, 2017	Sep. 13, 2016
Acquisitions (Textual)
Goodwill				$ 108,831
Rifa Wealth Management [Member]
Acquisitions (Textual)
Percentage of equity interest					100.00%
Business acquisition, revenue			$ 5,305
Business acquisition, net loss			$ (34,388)
CFO Huizhi [Member]
Acquisitions (Textual)
Percentage of equity interest		30.00%
Cash consideration		$ 201,816
Percentage of equity interests held		70.00%
Fortune Zhengjin [Member]
Acquisitions (Textual)
Percentage of equity interest	100.00%
Cash consideration	$ 16,278
Goodwill	$ 19,906